Thrivent Small Cap Growth Fund
Thrivent Small Cap Growth Fund TSCGX
Investment Objective
Thrivent Small Cap Growth Fund (the "Fund") seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Small Cap Growth Fund Class S
Maximum Sales Charge (load) Imposed On Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thrivent Small Cap Growth Fund Class S
Management Fees	0.80%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	3.31%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	4.12%
Less Fee Waivers and/or Expense Reimbursements	2.87%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.25%
[1]	These expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed, through at least February 28, 2019, to waive a portion of the management fees associated with the Class S shares of the Thrivent Small Cap Growth Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.24% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years
Thrivent Small Cap Growth Fund | Class S | USD ($)	127	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not yet available.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of small companies. The Adviser focuses mainly in the equity securities of smaller U.S. companies which have market capitalizations equivalent to those companies included in widely known indices such as the S&P SmallCap 600 Index, the MSCI USA Small Cap Index, or the small company market capitalization classification published by Lipper, Inc. These companies typically have a market capitalization of less than $6 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in equity securities of small companies stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Many such companies are in the technology sector and the Fund may at times have a higher concentration in this industry.

The Fund may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund's portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Adviser believes they are worth.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Performance
No performance information for the Fund is provided because it commenced operations on February 28, 2018. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end that takes place after February 28, 2018.

How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.